FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS - Reconciliation of changes in fair value measurement of assets (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Unlisted equity instruments at fair value through profit or loss measured using significant unobservable inputs
Beginning balance	$ 651,409	$ 646,974	$ 646,974
Ending balance	619,013		651,409
Level 3 | Unlisted equity instruments
Unlisted equity instruments at fair value through profit or loss measured using significant unobservable inputs
Beginning balance	60,959	1,250	1,250
Additions	1,400	10,750
Disposals	(31,111)
Net fair value changes recognized in profit or loss	2,238
Ending balance	$ 33,486	$ 12,000	$ 60,959